Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	26,342,021	23,284,643	29,135,116,000	20,080,747,000
Options To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	147,000	147,000
Unvested Restricted Stock Units And Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,912,895	1,708,023
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	12,364,114	12,181,019
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,468,831	2,799,420
Deferred Under Writer Fees [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,174,999	3,174,999
Loan Extensions [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,274,182	3,274,182
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			147,000,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			1,625,404,000